Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments and Financial Risk Management [Abstract]
Summary of financial assets and liabilities measured at fair value

	December 31
	2017		2016
	Level 3	Total	Level 3	Total
	USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,028	1,028	237	237
Unrecognized Day 1 loss	(469)	(469)	-	-
Warrants, net	559	559	237	237

Summary of financial liability at fair value through profit or loss obligation for warrants

	December 31
	2017			2016
	Standard deviation	Risk-free interest	Fair value (USD thousands)	Standard deviation	Risk-free interest	Fair value (USD thousands)
Warrants (Series L)	63.47%	0.97%	228
Warrants (Series A)	66.72%	0.56%	325
Warrants (Series I)	65.74%	0.70	6	155.39%	1.26%	237
Warrants (Series E)				155.39%	0.00%	-

Summary of level 3 financial instruments
Warrants
USD in thousands
Opening balance as of January 1, 2017	237
Granted (see note 13(b))	6,041
Exercised	(2,217)
Profit from changes in fair value of warrants issued to investors	(3,502)
Closing balance as of December 31, 2017	559

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	3,502

Warrants
USD in thousands
Opening balance as of January 1, 2016	9
Granted (see note 13(b))	253
Changes in fair value of warrants issued to investors	(25)
Closing balance as of December 31, 2016	237

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	25

Warrants
USD in thousands
Opening balance as of January 1, 2015	110
Changes in fair value of warrants issued to investors	(106)
Currency translation differences	5
Closing balance as of December 31, 2015	9

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	106